SUBSEQUENT EVENTS (Details Textual)			1 Months Ended	12 Months Ended
	Apr. 13, 2017 USD ($)	Jan. 11, 2017 USD ($) m²	Feb. 15, 2017 USD ($) m²	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock				$ 18,412,462	$ 0	$ 6,066,546
Subsequent Event [Member]
Subsequent Event [Line Items]
Area of Land | m²		541.04	54.02
Operating Leases, Rent Expense, Net		$ 130,000	$ 10,000
Lease Expiration Date		Dec. 31, 2017	Dec. 31, 2017
Hangzhou Liaison Interactive Information Technology Co Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock	$ 1,492,538